CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Continuing Operations
NET SALES	$ 1,662,600	$ 2,328,526	$ 1,635,420
Gross profit	1,517,917	1,908,253	1,353,458
Cost of sales	(144,683)	(420,273)	(281,962)
Gross profit	1,517,917	1,908,253	1,353,458
General and administrative expenses	(753,693)	(1,025,725)	(574,634)
Research and development expenses	(357,823)	(680,313)	(211,037)
Selling and marketing expenses	(1,659,897)	(887,974)	(582,382)
Total	(2,771,413)	(2,594,012)
Operating loss	(1,253,496)	(685,759)	(14,595)
Other income (expenses)
Loss on disposal of a subsidiary	(525,063)	0
Other income (expenses)	7,248	2,553	11,133
Government grant	58,212	46,740
Interest. income	605	163	90
Interest expense	(46,723)	(35,241)	(24,650)
Total other income(expenses), net	(505,721)	14,215	(13,427)
Loss before income tax	(1,759,217)	(671,544)	(28,022)
Income tax expense	8,840	(11,119)	0
Total	(1,750,377)	(682,663)
Net loss from discontinued operation	(535,480)	(442,902)
Net loss	(2,285,857)	(1,125,565)	(28,022)
Other comprehensive loss
Foreign currency translation adjustment	(79,562)	(14,335)	(48,705)
Comprehensive loss	(2,365,419)	(1,139,900)	$ (76,727)
Net loss from continuing operations attributable to:
Ordinary stockholders	(1,695,508)	(682,663)
Non-controlling interest	(54,869)	0
Net loss from discontinued operations attributable to:
Ordinary stockholders	(535,480)	(442,902)
Non-controlling interest	0	0
Total	(535,480)	(442,902)
Net loss attributed to:
Ordinary stockholders	(2,230,988)	(1,125,565)
Non-controlling interest	$ (54,869)	$ 0